Revenues	12 Months Ended
Dec. 31, 2025
Revenues [Abstract]
Revenues	Revenues
Revenues are comprised of the following:

	Year Ended December 31
	2023	2024	2025
Time charter revenue	$290,440	$316,553	$284,375
Other income	4,953	4,126	3,756
Total	$295,393	$320,679	$288,131

The Company generates its revenues from time charters or infrequently under voyage contracts.

Time charter agreements may have renewal options for one month to three years. The time charter party generally provides typical warranties regarding the speed and the performance of the vessel as well as some owner protective restrictions such that the vessel is sent only to safe ports by the charterer, subject always to compliance with applicable sanction laws, and carry only lawful and non-hazardous cargo. The Company typically enters into time charters ranging from one month to five years and in isolated cases on longer terms depending on market conditions. The charterer has the full discretion over the ports visited, shipping routes and vessel speed, subject only to the owner protective restrictions discussed above.

Vessels may also be chartered under voyage charters, where a contract is made for the use of a vessel under which the Company is paid freight on the basis of moving cargo from a loading port to a discharge port. A significant portion of the voyage hire is typically paid upon initiation of the voyage and the remainder upon completion of the performance obligation.

During the years ended December 31, 2023, 2024 and 2025, the Company generated revenue from its time charters of $290,440, $316,553 and $284,375, respectively. Scrubber-fitted vessels are able to earn a premium attributable to the use of the scrubbers installed on board the vessels, to reduce the sulfur content of fuels in compliance to legislation effective January 1, 2020. This premium may be fixed as part of the daily charter rate or may vary based on actual consumption. Such variable consideration consists of the premium of scrubber-fitted vessels and the gain on fuel price differential, amounted to $34,623, $21,538 and $18,297 and is included in time charter revenue for the years ended December 31, 2023, 2024 and 2025, respectively.
As of December 31, 2025, the time charters under which the Company vessels were employed had remaining term ranging from less than one month to twelve months based on the minimum duration of the contracts, excluding four vessels, one of which was employed under time charter for an original duration of three years, two of which were employed under a time charter for an original duration of four years and one vessel which was on long term time charter for a period of twenty years, with a remaining tenor ranging between one to six years.
During the years ended December 31, 2023, December 31, 2024 and December 31, 2025 no vessel was employed under a voyage charter.